Business Combinations - Immaterial Transactions (Details) - CAD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about business combination [line items]
Goodwill arising from acquisitions expected to be deductible for tax purposes	$ 0	$ 0
Immaterial transaction
Disclosure of detailed information about business combination [line items]
Non-controlling interest percentage	100.00%
Goodwill arising from acquisitions expected to be deductible for tax purposes	$ 0